Financed Insurance Premiums	9 Months Ended
Sep. 30, 2022
Insurance [Abstract]
Financed Insurance Premiums

Note 9 – Financed Insurance Premiums

During the nine-months ended September 30, 2022, the Company financed a total of $241,272 for its General Liability and Director & Officer insurance premiums over the twelve months coverage period. The average interest rate is 9.3%. At September 30, 2022 the outstanding balance was $53,561.